Selected Operating Expenses and Additional Information - Personnel Expenses for All Payroll Employees (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation Related Costs [Abstract]
Wages and salaries	€ 1,165,433	€ 985,883	€ 835,563
Social security expenses	92,910	81,721	69,839
Pension and retirement expenses	79,717	71,316	60,275
Share-based payments	59,070	63,380	52,371
Personnel expenses	€ 1,397,130	€ 1,202,300	€ 1,018,048